SCHEDULE OF CONTRACT ASSETS NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accounting Policies [Abstract]
Contract assets	$ 5,136			¥ 36,469	¥ 63,144
Allowance for credit loss	(1,459)			(10,362)	(12,306)
Contract assets net	3,677			¥ 26,107	¥ 50,838
Balance at the beginning of the year	1,733	¥ 12,306	¥ 10,604
Adoption of ASC 326	53	379
Provisions	(327)	(2,323)	1,702
Write off
Balance at the end of the year	$ 1,459	¥ 10,362	¥ 12,306